Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 79.3%
Money Market Funds – 79.3%
Simplify Government Money Market ETF(a)
(Cost $38,790,096) ....................................................... 387,500 $ 38,781,000
Principal
U.S. Treasury Bills – 17.7%
U.S. Treasury Bill, 4.33%, 10/28/2025 (b) ....................................... $ 4,100,000 4,087,577
U.S. Treasury Bill, 4.21%, 11/13/2025 (b) ........................................ 3,500,000 3,483,257
U.S. Treasury Bill, 3.96%, 12/11/2025 (b) ........................................ 1,100,000 1,091,669
Total U.S. Treasury Bills (Cost $8,663,983) .......................................... 8,662,503
Shares
Money Market Fund – 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $292,838) .......................................................... 292,838 292,838
Total Investments – 97.6%
(Cost $47,746,917) ............................................................. $ 47,736,341
Other Assets in Excess of Liabilities – 2.4% ............................................ 1,170,612
Net Assets – 100.0% ............................................................. $ 48,906,953
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Cattle Feeder Future .......................... 2 $ 361,025 10/30/25 $ (1,238)
Gasoline RBOB Futures ....................... 42 3,390,937 10/31/25 (25,011)
Soybean Future .............................. 7 350,613 11/14/25 (13,154)
Canola (WCE) Future ......................... 184 1,600,299 11/14/25 (281,064)
Cattle Feeder Future .......................... 18 3,234,150 11/20/25 (4,869)
WTI Crude Future ............................ 39 2,416,440 11/20/25 (83,765)
Natural Gas Future ........................... 4 155,200 11/25/25 –
NY Harbor ULSD Futures ...................... 5 483,063 11/28/25 (16,045)
Gasoline RBOB Futures ....................... 38 2,992,021 11/28/25 (50,287)
Cotton No. 2 Future ........................... 33 1,085,205 12/8/25 (21,246)
Lean Hogs Futures ........................... 59 2,093,910 12/12/25 77,080
Corn Future ................................. 164 3,407,100 12/12/25 17,163
Cocoa Future ................................ 18 1,214,820 12/15/25 (209,270)
Coffee “C” Future ............................ 10 1,405,688 12/18/25 72,713
WTI Crude Future ............................ 22 1,356,960 12/19/25 (42,190)
Gold 100 OZ Future .......................... 26 10,070,320 12/29/25 393,394
Copper Future ............................... 43 5,220,737 12/29/25 250,081
Silver Futures ............................... 5 1,166,000 12/29/25 93,492
Palladium Future ............................. 6 772,440 12/29/25 15,140
Live Cattle Future ............................ 54 5,071,140 12/31/25 75,320

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
NY Harbor ULSD Futures ...................... 3 $ 287,683 12/31/25 $ (8,336)
Gasoline RBOB Futures ....................... 15 1,166,256 12/31/25 (23,545)
Soybean Meal Futures ........................ 3 83,370 1/14/26 (3,320)
Soybean Future .............................. 21 1,071,263 1/14/26 (47,439)
Canola (WCE) Future ......................... 50 444,205 1/14/26 (59,901)
WTI Crude Future ............................ 18 1,106,640 1/20/26 (29,950)
Platinum Future .............................. 10 802,850 1/28/26 1,575
Cattle Feeder Future .......................... 11 1,941,775 1/29/26 16,325
NY Harbor ULSD Futures ...................... 3 285,944 1/30/26 (8,043)
Gasoline RBOB Futures ....................... 4 311,640 1/30/26 (8,652)
Lean Hogs Futures ........................... 34 1,228,080 2/13/26 26,720
WTI Crude Future ............................ 27 1,656,720 2/20/26 (51,290)
Gold 100 OZ Future .......................... 1 390,460 2/25/26 10,210
Live Cattle Future ............................ 32 3,035,840 2/27/26 (3,040)
Cotton No. 2 Futures .......................... 13 439,205 3/9/26 (9,155)
Corn Future ................................. 108 2,332,800 3/13/26 4,363
Canola (WCE) Future ......................... 13 117,586 3/13/26 (12,227)
Soybean Future .............................. 22 1,139,325 3/13/26 (49,553)
Cocoa Future ................................ 14 951,440 3/16/26 (113,720)
Coffee “C” Future ............................ 6 807,637 3/19/26 34,463
WTI Crude Future ............................ 13 796,770 3/20/26 (23,030)
Copper Future ............................... 6 738,000 3/27/26 34,900
WTI Crude Future ............................ 9 551,340 4/21/26 (13,510)
Cotton No. 2 Future ........................... 4 137,720 5/6/26 (2,935)
Cocoa Future ................................ 3 203,640 5/13/26 (35,470)
Corn Future ................................. 58 1,281,075 5/14/26 (2,463)
Soybean Future .............................. 14 734,825 5/14/26 (30,481)
Coffee “C” Future ............................ 2 260,588 5/18/26 3,150
WTI Crude Future ............................ 19 1,163,180 5/19/26 (29,840)
Corn Futures ................................ 52 1,167,400 7/14/26 (600)
Total unrealized appreciation/(depreciation) $ (188,550)
Short position contracts:
WTI Crude Future ............................ (1) (62,370) 10/21/25 2,610
Wheat Future (CBT) .......................... (14) (355,600) 12/12/25 9,585
Kansas City Hard Red Winter Wheat Future ....... (12) (298,650) 12/12/25 8,570
Soybean Meal Futures ........................ (1) (27,330) 12/12/25 (10)
Natural Gas Future ........................... (2) (83,540) 12/29/25 (760)
Natural Gas Future ........................... (1) (39,790) 1/28/26 (380)
Natural Gas Future ........................... (2) (72,460) 2/25/26 (920)
Sugar #11 (World) Future ...................... (23) (427,616) 2/27/26 (2,139)
Wheat Future (CBT) .......................... (5) (131,750) 3/13/26 2,688
Kansas City Hard Red Winter Wheat Future ....... (4) (103,750) 3/13/26 2,550
Natural Gas Future ........................... (3) (104,700) 3/27/26 (1,715)
Natural Gas Future ........................... (1) (35,180) 4/28/26 (290)
Sugar #11 (World) Future ...................... (5) (90,384) 4/30/26 224
Natural Gas Future ........................... (1) (36,870) 5/27/26 (770)

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Sugar #11 (World) Future ...................... (5) $ (89,488) 6/30/26 $ 224
Total unrealized appreciation/(depreciation) $ 19,467
Total net unrealized depreciation $ (169,083)
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 79.3%
U.S. Treasury Bills ............................................................................. 17.7%
Money Market Fund ........................................................................... 0.6%
Total Investments ............................................................................. 97.6%
Other Assets in Excess of Liabilities ............................................................... 2.4%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.